Due to banks and correspondents	12 Months Ended
Dec. 31, 2024
Banks And Correspondents [Abstract]
Due to banks and correspondents
12.
Due to banks and correspondents
(a)
This caption is comprised of the following:

	2024	2023
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Peru (b)	1,756,687	3,683,687
Promotional credit lines (c)	2,090,825	2,014,600
Loans received from foreign entities (d)	3,304,169	2,895,637
Loans received from Peruvian entities (e)	332,165	309,525
	7,483,846	8,903,449
Interest and commissions payable	78,211	122,481
	7,562,057	9,025,930
By term -
Short term	3,586,376	4,852,495
Long term	3,975,681	4,173,435
Total	7,562,057	9,025,930

(b)
As part of the exceptional measures implemented to mitigate the financial and economic impact generated by the Covid-19 pandemic, the BCRP issued a series of regulations related to the loans repurchase agreements. In this sense, during 2022, Interbank took in repurchase agreements of loan portfolio for an amount of S/42,461,000.

As of December 31, 2024, includes repurchase operations on loans represented by securities according to which Interbank receives a debt in local currency for approximately S/123,772,000 (S/540,158,000 as of December 31, 2023), and gives commercial and micro and small business loans as guarantee; see Note 6(a). As of December 31, 2024, these obligations have maturities between May 2025 and November 2025 and accrue interest at effective rates of 0.50 percent; these operations accrued interest payable for approximately S/85,000 (as of December 31, 2023, these obligations had maturities between July 2024 and November 2025, and accrued interest at effective rates of 0.50 percent; these operations accrued interest payable for S/114,000).

Additionally, as of December 31, 2024, it includes repurchase agreements whereby Interbank receives a debt in Soles for approximately S/1,632,915,000, and delivers securities of its investment portfolio as guarantees. In relation to these transactions, Interbank delivered as guarantees Peruvian Sovereign Bonds, recorded as restricted investments at amortized cost, see Note 5(d). These transactions have maturities between January 2025 and March 2025 and accrue interest at effective rates between 5.16 and 5.46 percent. These transactions generated interest payable for approximately S/13,489,000 (as of December 31, 2023, it includes repurchase agreements whereby Interbank receives a debt in Soles for approximately S/3,143,529,000 and delivers securities of its investment portfolio as guarantees. In relation to said operations, Interbank delivered as guarantee Peruvian Sovereign Bonds and Negotiable Certificates of Deposits issued by the BCRP, recorded as restricted investments at fair value through other comprehensive income and restricted investments at amortized cost; see Note 5(b) and (d), respectively. These operations had maturities between January 2024 and October 2024 and accrued interest at effective interest rates between 0.50 percent and 7.33 percent. These operations accrued interest payable for approximately S/59,864,000).

(c)
Promotional credit lines are loans in Soles and US Dollars from the Corporación Financiera de Desarrollo (“COFIDE”) and Fondo Mivivienda (“FMV”) whose purpose is to promote development in Peru. These liabilities are guaranteed by a loan portfolio up to the amount of the line and include specific agreements on the use of funds, the financial conditions to be met and other management issues. In Management’s opinion, Interbank is meeting these requirements.

As of December 31, 2024, COFIDE’s loans accrued interest at an effective annual rate in foreign currency that fluctuated between 5.81 percent and 11.11 percent, and have maturities between December 2029 and October 2034 (as of December 31, 2023, they accrued, in foreign currency, an effective annual interest rate that fluctuated between 5.81 percent and 10.62 percent and had maturities between December 2029 and October 2034).

As of December 31, 2024, FMV’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 5.0 percent and 8.30 percent, and maturities between January 2025 and July 2053 and in foreign currency of 7.75 percent and maturities between January 2025 and November 2028 (as of December 31, 2023, accrued in local currency, an effective annual interest rate between 5.00 percent and 8.30 percent, and maturities between January 2024 and December 2048, and in foreign currency, 7.75 percent and maturities between January 2024 and November 2028).

(d)
As of December 31, 2024 and 2023, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2024	2023
			S/(000)	S/(000)
Standard Chartered Bank London	United Kingdom	2026	1,055,140	662,161
China Development Bank Hong Kong Branch	China	2027	376,400	—
Citigroup Global Markets Inc.	United States of America	2026	289,867	289,867
Standard Chartered Bank Hong Kong Ltd.	China	2025	263,480	—
Sumitomo Mitsui Banking	Japan	2026	263,480	259,630
Banco del Estado de Chile, Note 10(b)	Chile	2025	244,660	241,085
BMO Capital Markets Corp.	Canada	2025	188,200	—
Banco Bilbao Vizcaya Argentaria NY Branch, Note 10(b)	Spain	2025	188,200	185,450
Caixabank S.A. Barcelona, Note 10(b)	Spain	2025 / 2024	169,380	166,905
Bank J. Safra Sarasin	Switzerland	2025 / 2024	77,162	81,598
Commerzbank Ag Frankfurt	Germany	2025	75,280	—
Standard Chartered Bank NY, Note 10(b)	United States of America	2025	75,280	74,180
Citibank NA New York	United States of America	2025	37,640	—
Wells Fargo	United States of America	2024	—	296,720
Bank of America	United States of America	2024	—	203,995
Bank of Montreal	Canada	2024	—	185,450
JP Morgan Chase Bank NY, Note 10(b)	United States of America	2024	—	111,270
Bank of New York	United States of America	2024	—	92,725
HSBC Branch India	India	2024	—	37,090
Banco Interamericano de Desarrollo	Multilateral	2024	—	7,511
			3,304,169	2,895,637

During the year 2024, the operations with foreign entities accrued an average interest rate between 6-month Term SOFR plus 0.60 percent and 6-month Term SOFR plus 1.99 percent, 3-month Term SOFR plus 0.70 percent and 3-month Term SOFR plus 1.90 percent and Daily SOFR plus 1.30 percent, and annual fixed rates that fluctuate between 5.16 percent and 7.51 percent (between 6-month Term SOFR plus 0.75 percent and 6-month Term SOFR plus 1.70 percent, and annual fixed rates that fluctuate between 6.53 percent and 7.51 percent during the year 2023).

(e)
As of December 31, 2024 and 2023, corresponds to the following funding in local and foreign currency:

Entity	2024
	Maturity	Currency	Carrying amount
			S/(000)
Banco de Credito del Peru S.A.	Jan-25 / Jan-26	S/	125,171
Bank of GNB Peru S.A.	Jan-25	S/	74,500
Scotiabank Peru S.A.A.	Jan-25 / Oct-25	S/	72,270
Banco BBVA Continental	Jan-25	S/	60,224
			332,165
Entity	2023
	Maturity	Currency	Carrying amount
			S/(000)
Banco de Credito del Peru S.A.	Jan-24 / Jan-26	S/	127,000
Scotiabank Peru S.A.A.	Jan-24 / Oct-25	S/	75,465
Bank of GNB Peru S.A.	Jan-24	S/	69,970
Bank of China (Peru) S.A., Note 10(b)	Nov-24	US$	37,090
			309,525

(f)
As of December 31, 2024 and 2023, maturities are the following:

Year	2024	2023
	S/(000)	S/(000)
2024	—	4,852,495
2025	3,586,376	1,185,753
2026	1,787,212	1,373,363
2027	517,521	133,723
2028 onwards	1,670,948	1,480,596
Total	7,562,057	9,025,930